Income and expenses - Financial income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Interest income	€ 4,252	€ 4,450	€ 1,332
Foreign exchange gains	3,416	563	4,778
Other finance income	9	6	4
Total	€ 7,677	€ 5,019	€ 6,114